Management of Financial Risks - Liquidity risk (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contractual undiscounted maturities of financial liabilities
Lease Liability	€ 3,530	€ 3,591
Financial Debt	13,971	14,610
Trade & Other Payables	10,152	7,628
Less than 1 year
Contractual undiscounted maturities of financial liabilities
Lease Liability	802	665
Financial Debt	400	578
Trade & Other Payables	10,152	7,628
1 - 5 years
Contractual undiscounted maturities of financial liabilities
Lease Liability	2,594	2,441
Financial Debt	6,456	6,770
5+ years
Contractual undiscounted maturities of financial liabilities
Lease Liability	134	485
Financial Debt	€ 7,115	€ 7,262